Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Preferred Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 10,990		$ 159,538	$ 13,016,446	$ (16,029,654)	$ (2,842,680)
Balance (in Shares) at Dec. 31, 2019	109,894,490
Sales of common stock	$ 1,327		(59,000)	1,058,684		1,001,011
Sales of common stock (in Shares)	13,264,262
Fair value of warrants allocated to proceeds of common stock				186,275		186,275
Sale of common and preferred stock in exchange for marketable securities	$ 2,452	$ 2,750		3,061,687		3,066,889
Sale of common and preferred stock in exchange for marketable securities (in Shares)	24,522,727	2,750,000
Conversion of convertible notes payable to common stock	$ 1,420			1,664,096		1,665,516
Conversion of convertible notes payable to common stock (in Shares)	14,197,123
Gain on extinguishment of related party debt allocated to additional paid in capital				283,862		283,862
Acquisition of Cura Health Management LLC	$ 224			201,451		201,675
Acquisition of Cura Health Management LLC (in Shares)	2,240,838
Acquisition of MedOffice Direct LLC	$ 1,904			2,702,565		2,704,469
Acquisition of MedOffice Direct LLC (in Shares)	19,045,564
Contingent acquisition consideration issuable	$ 184			292,599		292,783
Contingent acquisition consideration issuable (in Shares)	1,835,626
Exercise of stock warrants	$ 93			(93)
Exercise of stock warrants (in Shares)	927,398
Consultant and director fees payable with common shares and warrants	$ 111		153,940	159,817		313,868
Consultant and director fees payable with common shares and warrants (in Shares)	1,114,861
Shares and options issued pursuant to employee equity incentive plan	$ 92		7,795	223,709		231,596
Shares and options issued pursuant to employee equity incentive plan (in Shares)	924,992
Net loss					(5,755,256)	(5,755,256)
Balance at Dec. 31, 2020	$ 18,797	$ 2,750	262,273	22,851,098	(21,784,910)	1,350,008
Balance (in Shares) at Dec. 31, 2020	187,967,881	2,750,000
Sales of common stock	$ 1,479			2,981,367		2,982,846
Sales of common stock (in Shares)	14,793,864
Fair value of warrants allocated to proceeds of common stock				1,406,515		1,406,515
Conversion of convertible notes payable to common stock	$ 1,354			4,060,194		4,061,548
Conversion of convertible notes payable to common stock (in Shares)	13,538,494
Fair value of warrants issued in connection with conversion and retirement of convertible notes payable				3,201,138		3,201,138
Fair value of warrants issued for professional services				32,426		32,426
Exercise of stock warrants	$ 905		62,500	613,316		676,721
Exercise of stock warrants (in Shares)	9,047,332
Exercise of stock options	$ 1			3,149		3,150
Exercise of stock options (in Shares)	12,500
Consultant and director fees payable with common shares and warrants	$ 48		114,500	122,781		237,329
Consultant and director fees payable with common shares and warrants (in Shares)	475,000
Shares and options issued pursuant to employee equity incentive plan	$ 24		(14,956)	52,337		37,405
Shares and options issued pursuant to employee equity incentive plan (in Shares)	240,310
Net loss					(7,823,453)	(7,823,453)
Balance at Mar. 31, 2021	$ 22,608	$ 2,750	424,317	35,324,321	(29,608,363)	6,165,633
Balance (in Shares) at Mar. 31, 2021	226,075,381	2,750,000
Balance at Dec. 31, 2020	$ 18,797	$ 2,750	262,273	22,851,098	(21,784,910)	1,350,008
Balance (in Shares) at Dec. 31, 2020	187,967,881	2,750,000
Sales of common stock	$ 1,986			4,767,883		4,769,869
Sales of common stock (in Shares)	19,871,745
Fair value of warrants allocated to proceeds of common stock				2,179,412		2,179,412
Conversion of convertible notes payable to common stock	$ 1,354			4,060,194		4,061,548
Conversion of convertible notes payable to common stock (in Shares)	13,538,494
Fair value of warrants issued in connection with conversion and retirement of convertible notes payable				3,201,138		3,201,138
Fair value of warrants issued for professional services				43,235		43,235
Contingent acquisition consideration issuable	$ 81			366,219		366,300
Contingent acquisition consideration issuable (in Shares)	806,828
Exercise of stock warrants	$ 1,212			946,760		947,972
Exercise of stock warrants (in Shares)	12,112,610
Exercise of stock options	$ 14			16,436		16,450
Exercise of stock options (in Shares)	145,500
Repurchase of treasury stock	$ (3)				(7,697)	(7,700)
Repurchase of treasury stock (in Shares)	(27,500)
Consultant and director fees payable with common shares and warrants	$ 300		(7,968)	494,946		487,278
Consultant and director fees payable with common shares and warrants (in Shares)	2,998,122
Shares and options issued pursuant to employee equity incentive plan	$ 48		28,042	172,876		200,966
Shares and options issued pursuant to employee equity incentive plan (in Shares)	479,793
Net loss					(10,412,582)	(10,412,582)
Balance at Dec. 31, 2021	$ 23,789	$ 2,750	282,347	39,100,197	(32,205,189)	7,203,894
Balance (in Shares) at Dec. 31, 2021	237,893,473	2,750,000
Exercise of stock options
Exercise of stock options (in Shares)	1,394
Consultant and director fees payable with common shares and warrants	$ 1		73,470	8,044		81,515
Consultant and director fees payable with common shares and warrants (in Shares)	5,250
Shares and options issued pursuant to employee equity incentive plan	$ 13		(37,777)	64,547		26,783
Shares and options issued pursuant to employee equity incentive plan (in Shares)	133,000
Net loss					(1,168,123)	(1,168,123)
Balance at Mar. 31, 2022	$ 23,803	$ 2,750	$ 318,040	$ 39,172,788	$ (33,373,312)	$ 6,144,069
Balance (in Shares) at Mar. 31, 2022	238,033,117	2,750,000